Cryptocurrencies - Summary of additional information about cryptocurrencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from sale of cryptocurrencies	$ (9,943)	$ (26,871)
Realized gain on sale of cryptocurrencies	351	3,998
Impairment of cryptocurrencies	285	6,026
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	51	15,050
Cryptocurrencies received from mining	9,137	13,496
Mining services revenue	844	884
Mining pool operating fees	(13)	(19)
Consideration paid related to operation agreement	0	(461)
Proceeds from sale of cryptocurrencies	(9,943)	(26,871)
Realized gain on sale of cryptocurrencies	351	3,998
Impairment of cryptocurrencies	(285)	(6,026)
Ending balance	$ 142	$ 51